Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest-rate Swaps Designated as Cash Flow Hedges
Information related to the interest-rate swaps designated as cash flow hedges were as follows for the periods presented:

	At December 31,
	2013	2012
	(Dollars in thousands)
Subordinated debentures:
Notional amount	$5,000	$5,000
Fixed interest rate payable	5.54%	5.54%
Variable interest rate receivable (Three month LIBOR plus 3.10%)	3.35	3.41
Unrealized gains (losses)	$(26)	$(131)
Maturity date	March 26, 2014
CDARS deposits:
Notional amount	$10,250	$10,250
Fixed interest rate payable	3.19%	3.19%
Variable interest rate receivable (One month LIBOR plus 0.55%)	0.71	0.76
Unrealized gains (losses)	$(192)	$(428)
Maturity date	October 9, 2014
FHLB Advance:
Notional amount	$5,000	$5,000
Fixed interest rate payable	3.54%	3.54%
Variable interest rate receivable (Three month LIBOR plus 0.22%)	0.46	0.53
Unrealized gains (losses)	$(253)	$(395)
Maturity date	September 20, 2015
FHLB Advance:
Notional amount	$10,000	$10,000
Fixed interest rate payable	3.69%	3.69%
Variable interest rate receivable (Three month LIBOR plus 0.25%)	0.49	0.57
Unrealized gains (losses)	$(710)	$(1,030)
Maturity date	July 19, 2016

Net Gains (Losses) Recorded in Accumulated Other Comprehensive Income (Loss) and Income Relating to the Cash Flow Derivative
The following table presents the net gains (losses) recorded in accumulated other comprehensive income (loss) and the consolidated statements of income relating to the cash flow derivative instruments for the periods presented:

	Year Ended December 31, 2013
	Net amount of gain (loss) recognized in OCI (Effective Portion)	Net amount of gain (loss) reclassified from OCI to interest income	Net amount of gain (loss) recognized in other non interest income (Ineffective Portion)
	(Dollars in thousands)
Interest rate contracts	$529	$—	$—

	Year Ended December 31, 2012
	Net amount of gain (loss) recognized in OCI (Effective Portion)	Net amount of gain (loss) reclassified from OCI to interest income	Net amount of gain (loss) recognized in other non interest income (Ineffective Portion)
	(Dollars in thousands)
Interest rate contracts	$182	$—	$—

Cash Flow Hedges Included in Consolidated Balance Sheets
The following table reflects the cash flow hedges included in the consolidated balance sheets as of the dates indicated:

	At December 31,
	2013		2012
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to:
Subordinated debentures	$(5,000)	$(26)	$(5,000)	$(131)
CDARS deposits	(10,250)	(192)	(10,250)	(428)
FHLB advances	(15,000)	(963)	(15,000)	(1,425)
Total included in other liabilities		$(1,181)		$(1,984)